Schedule of Series of Shares Authorized, Issued, Outstanding and Liquidation Preference Per Share (Detail) - $ / shares	Jun. 30, 2015	Jan. 22, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Shares Authorized			88,469,871
Shares Issued			87,405,011
Shares Outstanding			87,405,011
Subsequent Event
Class of Stock [Line Items]
Shares Authorized		92,469,871
Shares Issued		90,028,661
Shares Outstanding		90,028,661
Series AA Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	7,327,166		7,327,166	7,327,166
Shares Issued	7,327,166		7,327,166	7,327,166
Shares Outstanding	7,327,166		7,327,166	7,327,166
Liquidation Preference Per Share	$ 1.00		$ 1.00
Series AA Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		7,327,166
Shares Issued		7,327,166
Shares Outstanding		7,327,166
Liquidation Preference Per Share		$ 1.0000
Series BB Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	23,104,618		23,104,618	23,104,618
Shares Issued	23,104,618		23,104,618	23,104,618
Shares Outstanding	23,104,618		23,104,618	23,104,618
Liquidation Preference Per Share	$ 1.2706		$ 1.2706
Series BB Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		23,104,618
Shares Issued		23,104,618
Shares Outstanding		23,104,618
Liquidation Preference Per Share		$ 1.2706
Series BB-1 Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	5,978,477		5,978,477	5,978,477
Shares Issued	5,978,477		5,978,477	5,978,477
Shares Outstanding	5,978,477		5,978,477	5,978,477
Liquidation Preference Per Share	$ 1.5054		$ 1.5054
Series BB-1 Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		5,978,477
Shares Issued		5,978,477
Shares Outstanding		5,978,477
Liquidation Preference Per Share		$ 1.5054
Series CC Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	46,429,980		46,429,980	46,429,980
Shares Issued	46,429,980		46,429,980	46,429,980
Shares Outstanding	46,429,980		46,429,980	46,429,980
Liquidation Preference Per Share	$ 1.2706		$ 1.2706
Series CC Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		46,429,980
Shares Issued		46,429,980
Shares Outstanding		46,429,980
Liquidation Preference Per Share		$ 1.2706
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	629,630		629,630	629,630
Shares Issued	629,630		629,630	629,630
Shares Outstanding	629,630		629,630	629,630
Liquidation Preference Per Share	$ 6.353		$ 6.353
Series D Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		629,630
Shares Issued		629,630
Shares Outstanding		629,630
Liquidation Preference Per Share		$ 6.3530
Series E Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	4,918,918		5,000,000
Shares Issued	3,935,140		3,935,140
Shares Outstanding	3,935,140		3,935,140
Liquidation Preference Per Share	$ 2.5412		$ 2.5412
Series E Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		5,000,000
Shares Issued		3,935,140
Shares Outstanding		3,935,140
Liquidation Preference Per Share		$ 2.5412
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	4,000,000		0
Shares Issued	2,623,650		0
Shares Outstanding	2,623,650		0
Liquidation Preference Per Share	$ 6.353		$ 6.353
Series F Convertible Preferred Stock | Subsequent Event
Class of Stock [Line Items]
Shares Authorized		4,000,000
Shares Issued		2,623,650
Shares Outstanding		2,623,650
Liquidation Preference Per Share		$ 6.3530